AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.9%
Long-Term Municipal Bonds – 96.3%
Ohio – 87.6%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 4.00%, 11/15/2035	$1,000	$983,859
American Municipal Power, Inc. (American Municipal Power Prairie State Energy Campus Revenue) Series 2019 4.00%, 02/15/2039	2,000	2,007,900
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	500	459,477
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 4.00%, 12/01/2042	505	465,702
5.00%, 12/01/2037	1,700	1,754,360
City of Cleveland OH Series 2012 5.00%, 12/01/2028	25	25,033
Cleveland Department of Public Utilities Division of Public Power AGM Series 2018 5.00%, 11/15/2035	1,100	1,171,105
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(a)	480	404,352
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2042	1,650	1,702,691
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	1,400	1,438,100
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	190	173,185
County of Franklin OH (Agler Green LP) Series 2002-A 5.65%, 05/20/2032	650	651,094
5.80%, 05/20/2044	1,150	1,151,357
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	145	128,125
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,026,750

	Principal Amount (000)	U.S. $ Value

County of Hardin OH (Ohio Northern University) Series 2020 5.25%, 05/01/2040	$500	$483,204
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	200	175,849
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	220	242,329
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	550	443,644
JobsOhio Beverage System Series 2023 4.433%, 01/01/2033	915	916,155
Miami University/Oxford OH Series 2021-A 5.00%, 09/01/2028	800	871,522
Ohio Air Quality Development Authority (American Electric Power Co., Inc.) Series 2019 2.10%, 10/01/2028	1,000	997,759
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	1,000	1,014,779
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	640	625,591
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047	1,000	1,045,919
5.25%, 01/01/2052	1,000	1,042,375
Ohio Higher Educational Facility Commission (Case Western Reserve University) Series 2016 4.00%, 12/01/2033	2,000	2,025,961
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2042	2,000	1,897,272
Ohio Higher Educational Facility Commission (Kenyon College) Series 2017 5.00%, 07/01/2042	1,045	1,075,620
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2044	2,000	2,152,668

	Principal Amount (000)	U.S. $ Value

Ohio State University (The) Series 2023 5.25%, 12/01/2046	$2,000	$2,248,712
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039	1,000	1,129,662
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2063	1,000	1,061,715
Port of Greater Cincinnati Development Authority (St. Xavier High School, Inc./OH) Series 2020 4.00%, 04/01/2040	415	402,447
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2046	1,000	939,905
University of Akron (The) Series 2014-A 5.00%, 01/01/2032	2,080	2,081,547
University of Toledo Series 2023-B 4.63% (SOFR + 0.90%), 06/01/2036(b) (c)	1,955	1,909,803

		38,327,528

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	140	151,839

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	100	103,156

California – 0.5%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(a)	220	220,615
State of California Series 2004 5.25%, 04/01/2029	5	5,011

		225,626

Connecticut – 1.0%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2037	415	422,436

	Principal Amount (000)	U.S. $ Value

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	$100	$87,493
Series 2023 5.25%, 10/01/2031	100	104,043
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	150	155,913
5.00%, 10/01/2038	540	559,265

		906,714

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	100	58,605

Kansas – 0.5%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	225	224,699

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	52,211

North Carolina – 0.9%
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	375	375,165

Puerto Rico – 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	250	263,756
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	99,932
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027	21	20,641
6.625%, 01/01/2028	159	157,336
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(d) (e)	37	35,823
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	100	119,737

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$100	$83,220
Series 2019-A 4.329%, 07/01/2040	70	69,128
5.00%, 07/01/2058	100	100,397

		949,970

Tennessee – 0.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	125	122,986

Texas – 0.5%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	215	221,536

Total Long-Term Municipal Bonds (cost $43,019,225)		42,142,471

Short-Term Municipal Notes – 0.6%
Ohio – 0.6%
County of Montgomery OH Series 2019 3.90%, 11/15/2045(f) (cost $265,000)	265	265,000

Total Municipal Obligations (cost $43,284,225)		42,407,471

ASSET-BACKED SECURITIES – 0.5%
Other ABS - Fixed Rate – 0.5%
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049(c) (g) (h)	362	25,305
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	99	96,081
5.25%, 07/01/2036	99	98,969

Total Asset-Backed Securities (cost $555,471)		220,355

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00% (d) (e) (g) (cost $62,684)	3,496	10,173

Company	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
U.S. Treasury Bills – 0.9%
U.S. Treasury Bill Zero Coupon, 10/31/2024 (cost $396,691)	$400	$396,713

	Shares
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(i) (j) (k) (cost $268,005)	268,005	268,005

Total Short-Term Investments (cost $664,696)		664,718

Total Investments – 98.9% (cost $44,567,076)(l)		43,302,717
Other assets less liabilities – 1.1%		464,291

Net Assets – 100.0%		$43,767,008

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	670	01/15/2027	1 Day SOFR	4.217%	Annual	$3,787	$—	$3,787
USD	1,400	07/31/2029	1 Day SOFR	4.032%	Annual	36,687	—	36,687
USD	805	07/31/2029	1 Day SOFR	3.988%	Annual	19,450	—	19,450
USD	900	04/30/2030	1 Day SOFR	3.706%	Annual	8,011	—	8,011
USD	900	07/31/2031	1 Day SOFR	4.059%	Annual	34,399	98	34,301
USD	700	07/31/2031	1 Day SOFR	3.616%	Annual	7,514	—	7,514
USD	200	09/15/2031	1 Day SOFR	3.517%	Annual	1,051	—	1,051

						$110,899	$98	$110,801

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	$85,695	$—	$85,695

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $1,710,348 or 3.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 4.55% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
County of Montgomery OH Series 2018-A 6.25%, 04/01/2049	08/29/2018	$359,053	$25,305	0.06%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039	03/29/2019	103,180	58,605	0.13%
University of Toledo Series 2023-B 4.63%, 06/01/2036	06/30/2023	1,955,000	1,909,803	4.36%

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	Non-income producing security.
(h)	Defaulted.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $545,922 and gross unrealized depreciation of investments was $(1,613,785), resulting in net unrealized depreciation of $(1,067,863).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$42,106,648	$35,823	$42,142,471
Short-Term Municipal Notes	—	265,000	—	265,000
Asset-Backed Securities	—	220,355	—	220,355
Preferred Stocks	—	—	10,173	10,173
Short-Term Investments:
U.S. Treasury Bills	—	396,713	—	396,713
Investment Companies	268,005	—	—	268,005

Total Investments in Securities	268,005	42,988,716	45,996	43,302,717
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	110,899	—	110,899
Interest Rate Swaps	—	85,695	—	85,695
Liabilities	—	—	—	—

Total	$268,005	$43,185,310	$45,996	$43,499,311

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$2,339	$2,071	$268	$8